INVENTORIES, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
INVENTORIES, NET
Raw materials	¥ 282,939		¥ 373,690
Work in process	224,013		233,274
Finished goods	742,375		610,573
Inventories, net	¥ 1,249,327	$ 196,047	¥ 1,217,537